Purchase of Remaining Ownership Interest in Joint Venture - Additional Information (Detail) - Homans Associates II LLC [Member] $ in Thousands	May 31, 2019 USD ($) Location
Business Acquisition [Line Items]
Additional ownership interest acquired in subsidiary	20.00%
Percentage of ownership interest	100.00%
Cash consideration paid to obtain additional ownership | $	$ 32,400
Number of locations in which the company operates | Location	17